Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
Schedule of Net Earnings Per Share

For the years ended December 31, 2025, 2024 and 2023, there are no potentially dilutive ordinary shares. Therefore, the basic and diluted earnings per share are the same.

	12/31/2025	12/31/2024	12/31/2023
Profit attributable to the Group’s shareholders	175,073	193,670	155,084
Weighted average of shares issued	314,987	314,987	314,987
Basic and diluted earnings per share (in Reais)	0.56	0.61	0.49

Schedule of Dividends	Profits that are no longer distributed pursuant to this paragraph will be paid as soon as the Group’s financial situation permits, applying with Brazil’s Corporation Law.
	12/31/2025	12/31/2024	12/31/2023
Profit for the year	175,073	193,670	155,084
Constitution of the legal reserve	(8,754)	(9,683)	(7,754)
Adjusted profit	166,319	183,987	147,330
Destinations
Interim dividends (1)	107,096	110,246	107,096
Additional proposed dividend	-	18,899	12,599
Reserves for expansion and investments (3)	16,288	16,412	27,635
Extraordinary dividends (2)	42,935	38,430	-
Dividends per ordinary and preferred share	0.48	0.53	0.38

Extraordinary dividends declared relating to previous fiscal years	26,362	43,467	-
Extraordinary dividends per ordinary/preferred share	0.08	0.14	-

(1)	During the year 2025, the Group paid interim dividends, in line with the terms of its Bylaws. The amounts paid were deducted from the calculation of the annual dividend calculated based on the Group’s profit for the year.
(2)	On November 6, 2025, the payment of extraordinary dividends was approved in the amount of R$ 69,297, which R$ 42,935 were allocated from 2025 retained earnings and R$26,362 from profit reserves from prior years.
(3)	The amount of R$ 16,288 recorded under “Reserves for expansion and investments” as of December 31, 2024 (R$ 16,412 as of December 31, 2024 and R$ 27,635 as of December 31, 2023) refers to the result of subtracting the adjusted profit of R$166,319 (R$ 183,987 as of December 31, 2024 and R$ 147,330 as of December 31, 2023), with interim dividend payments made in the year R$ 107,096 and R$ 31,499 (R$ 78,747 and R$ 31,499 as of December 31, 2024 and R$ 25,199 and R$ 81,897 as of December 31, 2023) and extraordinary dividends of R$ 42,935 (R$ 38,430 as of December 31,2024).